SENIOR CONVERTIBLE PROMISSORY NOTES (Tables)	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Schedule of Senior Convertible Notes

Senior convertible promissory notes consisted of the following:

	September 30, 2012	December 31, 2011
Senior convertible promissory notes	$—	$7,999,778
Less: debt discount	—	(6,933,333)

Senior convertible promissory notes, net	$—	$1,066,445

Schedule of Senior Convertible Notes to Platinum and Lakewood

The following is the activity from December 31, 2011 through September 30, 2012 regarding the Senior Convertible Promissory Notes to Platinum and Lakewood:

Summary of Activity of Senior Convertible Promissory Notes	Platinum and Lakewood	Totals	Interest Expense	Amortization of Discount(Interest Expense)	Loss from Extinguishment of Debt	Preferred Stock Dividend
Original Face Amount of Notes Issued to Platinum and Lakewood	8,000,000	8,000,000	—	—	—	—
Assignment and Assumption Agreement with Third Party Investors on February 23, 2012	(4,000,000)	—	—	—	—	—
Note Modification Agreement with Assignors and Assignees on February 23, 2012	—	—	3,022,186	—	—	—
Payment of Principal	(1,039,771)	(1,039,771)		901,135	—	—
Conversion into Common Stock	(262,500)	(262,500)	—	227,500	51,563	—
Note Assignment and Assumption Agreement with Third Party Investors on March 30, 2012	(2,697,729)	294,285	168,163	(255,047)	824,196	—
Conversion of $1,892,014 of Note into Common Stock at $0.35 per share	—	(1,892,014)	—	953,333	615,138	—
Conversion of $1,100,000 of Note into Class D Preferred Stock	—	(1,100,000)	—	1,639,745	357,635	130,949
Conversion of FGIT Note into Series D Preferred Stock on March 30, 2012	—	(2,400,000)	—	2,080,000	1,262,990	286,298
Conversion of $1,600,000 of Note into Common Stock on March 30, 2012	—	(1,600,000)	—	1,386,667	841,992	—
Outstanding Balance as of September 30, 2012	—	—	3,190,349	6,933,333	3,477,843	417,247